Other revenues and expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other revenues and expenses	Other income and expensesFinancial income and expenses
Financial income:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$71	$50	$26
Convertible debt amendments (Note 14.1)	—	—	1,399
Foreign exchange gain	1,774	2,116	1,407
Total financial income	$1,845	$2,166	$2,832
Financial expenses:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Interest on loans	$4,971	$7,864	$9,747
Interest on lease contracts (see Note 15)	—	622	780
Interest on financing component of long term development services agreement (see Notes 18 and 19)	—	619	3,221
Interest on supplier payable with extended payment terms	—	—	125
Other bank fees and financial charges	476	538	627
Other financial expenses	400	—	—
Convertible debt amendments	265	—	—
Change in fair value of convertible debt derivative (Note 14.1)	—	—	13,129
Foreign exchange loss	1,408	2,045	4,057
Total financial expenses	$7,520	$11,688	$31,686
For the year ended December 31, 2020, interest on loans included $9,554,000 related to convertible debts issued in 2019, 2018, 2016 and 2015, the venture debt issued in 2018, the French government debt financing received in 2020 and government loans granted in 2015 ($7,732,000 and $4,872,000 for the years ended December 31, 2019 and 2018, respectively) (See Note 14.1 to the Consolidated Financial Statements).
The net foreign exchange loss of $2,650,000 for the year ended December 31, 2020 (2019: net foreign exchange gain of $71,000; 2018: net foreign exchange gain $366,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2020, an expense of $13,129,000 was recognized, related to the change in fair value of the convertible debt embedded derivative (See Note 14.1 to the Consolidated Financial Statements).
For the year ended December 31, 2020, net income of $1,399,000 (net expense of $265,000 for the year ended December 31, 2018) was recognized related to the convertible debt amendments.
For the year ended December 31, 2018, other financial expenses of $400,000 correspond to costs related to the early retirement of debt after the repayment (see Note 14.1 to the Consolidated Financial Statements).Cost of revenue and operating expensesThe tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2018	2019	2020
		(in thousands)
Included in cost of revenue:
Cost of components		$19,058	$14,039	$23,376
Depreciation and impairment	7	1,088	959	573
Amortization of intangible assets	8	158	159	159
Wages and benefits		2,368	1,780	1,993
Share-based payment expense	13	8	10	42
Assembly services, royalties and other		1,682	1,538	1,323
		$24,362	$18,485	$27,466

		Year ended December 31,
	Note	2018	2019	2020
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$1,972	$3,167	$3,179
Amortization of intangible assets	8	2,945	4,120	5,859
Wages and benefits		27,616	25,052	31,899
Share-based payment expense	13	1,804	1,787	2,943
Foreign exchange gains and losses related to hedges of euro		(27)	71	106
Other, net		13,095	6,140	4,150
		$47,405	$40,337	$48,136
Employee benefits expense

		Year ended December 31,
	Note	2018	2019	2020
		(in thousands)
Wages and salaries		$22,501	$19,953	$25,485
Social security costs and other payroll taxes		7,286	6,748	8,222
Other benefits		125	161	146
Pension costs		72	25	39
Share-based payment expenses	13	1,812	1,797	2,985
Total employee benefits expense		$31,796	$28,684	$36,877
The amount recognized as an expense for defined contributions plans amounts to $1,318,000 for the year ended December 31, 2020 ($1,369,000 and $1,254,000 for the years ended December 31, 2018 and 2019, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria, which was the case for each of the years ended December 31, 2020, 2019 and 2018). Total research tax credit receivable available as of December 31, 2020 is $4,910,000, relating to tax credits receivables for 2020. Part of the amount was financed in 2020 and the remaining amount is expected to be recovered in 2021 and 2026 in cash (see Note 14.3.to the Consolidated Financial Statements).
The Company also has research tax credits available in the United Kingdom.
In the year ended December 31,2018, 2019 and 2020, the Company capitalized costs related to the development of the chipsets for LTE Category M and NB-IoT (the Monarch, Monarch N/Monarch 2) and LTE Category 1 (the Calliope 2), and related to certification.
The reduction of research and development expense from government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Research and development costs	$34,969	$31,113	$40,748
Research tax credit	(3,027)	(3,123)	(4,871)
Government and other grants	(1,104)	(247)	(456)
Development costs capitalized (*)	(3,376)	(5,020)	(6,061)
Amortization of capitalized development costs	447	1,076	1,495
Total research and development expense	$27,909	$23,799	$30,855
(*) Net of Research tax credit for $1,382,000, $606,000 and $459,000 for the years ended December 31, 2020, 2019 and 2018, respectively.